Accounts Receivable, net - Summary (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts receivable		¥ 549,950	¥ 184,339
Less: allowance for doubtful accounts		(11,413)	(2,070)
Accounts receivable, net	$ 77,356	¥ 538,537	¥ 182,269
Minimum
Terms of accounts receivable	90 days
Maximum
Terms of accounts receivable	270 days